Taxation - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Net deferred tax asset	$ 7,201	$ 7,222	$ 6,711
Net deferred tax liabilities	(5,159)	(5,348)	(6,392)
Deferred tax assets	5,347	4,718	3,263
Deferred tax liabilities	(3,305)	(2,844)	(2,944)
Net deferred tax balance	2,042	1,874	319	$ (1,876)
Intangibles, Property, plant & equipment
Taxation
Net deferred tax asset	1,781	1,883	1,499
Net deferred tax liabilities	(3,947)	(4,374)	(5,430)
Net deferred tax balance	(2,166)	(2,491)	(3,931)	(5,480)
Elimination of unrealised profit on inventory
Taxation
Net deferred tax asset	2,472	2,386	2,048
Net deferred tax liabilities			(24)
Net deferred tax balance	2,472	2,386	2,024	1,861
Untaxed reserves
Taxation
Net deferred tax liabilities	(778)	(660)	(716)
Net deferred tax balance	(778)	(660)	(716)	(862)
Losses and tax credits carried forward
Taxation
Net deferred tax asset	1,221	1,141	1,274
Net deferred tax liabilities	(22)	(35)	(16)
Net deferred tax balance	1,199	1,106	1,258	1,518
Accrued expenses
Taxation
Net deferred tax asset	1,039	1,011	1,005
Net deferred tax liabilities	(114)	(122)	(125)
Net deferred tax balance	925	889	880	85
Other
Taxation
Net deferred tax asset	688	801	885
Net deferred tax liabilities	(298)	(157)	(81)
Net deferred tax balance	$ 390	$ 644	$ 804	$ 1,002